Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

21. Related Party Transactions

The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and might not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.

Purchases from Related Parties

LGM Ventures, LLC (“LGMV”) is an entity owned by Thomas James Segrave, Jr. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel.

During the years ended December 31, 2025 and 2024, the Company purchased a total of $1,543 and $1,542, respectively, in fuel from subsidiaries of LGMV. This represented approximately 2% of the Company’s total fuel purchases during both years ended December 31, 2025 and 2024.

Leases from Related Parties

Kinston Jet Center, LLC, Kinston Jet House, LLC, JS Longitude, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property, personal property, and equipment (such as trucks, trailers, and vans). During the years ended December 31, 2025 and 2024, the Company incurred rent expense to subsidiaries of LGMV totaling $4,180 and $3,910, respectively. See Note 16 "Leases" for further details.

Due to Related Parties

Outstanding accounts payable to related parties for fuel and lease purchases from LGMV as of December 31, 2025 and 2024 were $887 and $22, respectively.

Sales to Related Parties

The Company allows owners of its subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the years ended December 31, 2025 and 2024, the Company recorded $14,837 and $18,209 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the years ended December 31, 2025 and 2024, the Company recorded $214 and $104 in revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.

Receivables from Related Parties

Short term accounts receivable from related parties consist of customer flight activity charges and totaled $1,325 and $2,645 as of December 31, 2025 and December 31, 2024, respectively. Related party receivables from LGMV totaled $371 as of December 31, 2025 and $220 as of December 31, 2024.

Notes Receivable

In the normal course of its business, the Company finances third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable is comprised of two notes; one note receivable is $3,700 of a related party’s purchase of 99% ownership of a consolidated subsidiary, and a second note receivable of $4,128 entered into in December 2025. The total note receivable balance was $7,728 and $3,700 as of December 31, 2025 and December 31, 2024, respectively.

Long-term Notes Payable - Related Parties

In December 2023, the Company issued to EGA Sponsor $15,871 in principal amount of senior secured notes due December 2024. The note was issued with a stated rate of 14% with interest payable monthly in arrears. The note initially had a maturity date of December 1, 2024, that has been extended to January 1, 2027.

Unamortized debt issuance costs related to the senior secured notes was $157 and $0 as of December 31, 2025 and December 31, 2024, respectively. Total interest expense related to the senior secured note was $2,835 and $3,105 for the years ended December 31, 2025 and December 31, 2024, respectively. The current amount outstanding under the EGA Sponsor note was $14,614 and $15,871 for the years ended December 31, 2025 and December 31, 2024, respectively.

Long-term Notes Payable - Related party, Current Portion

On December 27, 2023, the Company entered into an additional promissory note with the EGA Sponsor, with a principal amount of $3,947. The promissory note bears an annual interest rate of 8% with a maturity date of December 31, 2024. Total accrued interest related to the EGA Sponsor note was $0 and $211 as of December 31, 2025 and December 31, 2024, respectively.

Total interest expense related to the EGA Sponsor note was $70 and $316 for the years ended December 31, 2025 and December 31, 2024, respectively.

On March 21, 2025, the EGA Sponsor Note was cancelled in exchange for stock and warrants. Monthly interest was charged for the period between the maturity date and when the note was cancelled. For further information, see Note 23 "Stockholders' Equity(Deficit), Temporary Equity and Noncontrolling Interests" for additional disclosures regarding the exchange.

The current amounts outstanding under the EGA Sponsor Note and the two Senior Secured Notes were $9,041 and $6,677 as of December 31, 2025 and December 31, 2024, respectively.

Issuance of Senior Secured Note

On January 26, 2024 (the “Effective Date”), FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned subsidiary of LGM, which is the operating company of flyExclusive together with LGM as guarantors; in such capacity, the “Parent Guarantors”) entered into a Senior Secured Note (the “Note”) with ETG FE LLC (a related party of the Company through its affiliation with the EGA Sponsor), as the initial holder of the Note (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”), and Kroll Trustee Services, Limited, (the “Collateral Agent”).

The Note covers borrowings of an aggregate principal amount of up to approximately $25,773, up to $25,000 of which is to finance the purchase or refinancing of aircraft relating to the Company’s fractional ownership program (the “Revolving Loan”). The Note initially matured on January 26, 2026, but was ultimately extended to January 26, 2028 (the “Maturity Date”) via an amendment to the Senior Secured Note as discussed in further detail in Note 24 "Subsequent Events", at which time the aggregate outstanding principal amount and all accrued and unpaid interest (including accrued and unpaid fees and expenses) payable under the Note shall be due and payable. The full amount available for borrowings under the Note has been funded by the placement thereof into a cash escrow account, which will be released to the Borrower upon the satisfaction of certain conditions precedent contained in the Note. The Borrower may re-borrow repaid funds up until the Maturity Date unless it chooses to permanently reduce the borrowing availability under the Note and pays a prepayment premium equal to (i) if prior to January 26, 2025, the make-whole fee as detailed in the Note, or (ii) thereafter, the outstanding principal amount being prepaid multiplied by 3.00%.

Following the occurrence of any Prepayment Event (as defined in the Note), at the option of the then majority Noteholders, the Borrower shall prepay the outstanding principal amount, all accrued and unpaid interest, and all other amounts in cash necessary to pay the Note in full. A Prepayment Event is the occurrence of any of the following: (i) a Change in Control (as defined in the Note); (ii) the Borrower or any of its subsidiaries incurring debt to refinance the Note; or (iii) the Borrower or any of its subsidiaries incurring debt in violation of the Note. A Change in Control is the occurrence of any of the following: (i) Thomas James Segrave, Jr. (the “Personal Guarantor”) ceasing to directly or indirectly own, free and clear of all liens or other encumbrances, at least 51% of the outstanding voting equity interests of the Company on a fully diluted basis; (ii) the Company ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of LGM; (iii) LGM ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of the Borrower; (iv) the occurrence of any “change of control” or similar provision under any agreement governing debt of the Parent Guarantors, the Borrower, or any of their respective subsidiaries; or (v) a sale, lease or other disposition (including by casualty or condemnation) of all, substantially all, or more than 50% of the consolidated assets of the Parent Guarantors, the Borrower, and their respective subsidiaries.

The Note carries an interest rate of 3.00% per annum for the outstanding principal amount on deposit in the cash escrow account and 13.00% per annum for the outstanding principal amount that is withdrawn and released to the Borrower. All accrued and unpaid interest is due and payable in arrears on the last day of each calendar month (a “Payment Date”), commencing with the last day of the first calendar month following the first borrowing date and continuing until payment in full. On each Payment Date, the Borrower shall make a payment of the outstanding principal amount equal to 1.00% of each advance amount withdrawn from the cash escrow account and released to the Borrower and that has been outstanding for more than 30 days.

The obligations of the Borrower under the Note are secured on a first lien basis by the Collateral (as defined in the Security Agreement (as defined in the Note), and consisting generally of all sale proceeds from the disposition of fractional interests in aircraft or whole aircraft, certain rights in aircraft and all deposit accounts of the Borrower), and on a second lien basis by the pledged membership interests of the Borrower held by LGM. The Note includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for notes of this nature.

The obligations of the Borrower under the Note are guaranteed by the Parent Guarantors and by the Personal Guarantor. As of December 31, 2025, the Company had drawn $28,743 under the Note, with $25,242 of those draws outstanding as of the current year-end. As of December 31, 2025 and December 31, 2024 unamortized debt issuance cost related to the Senior Secured Note was $38 and $518, respectively.

Total interest expense related to the Senior Secured Note was $4,289 and $3,393 as of December 31, 2025 and December 31, 2024, respectively.